Long-Term Debt - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended											3 Months Ended
	Mar. 21, 2013	Mar. 31, 2013	Dec. 23, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Mar. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Dec. 31, 2011 Convertible, Senior Secured Term Debt	Dec. 23, 2010 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Notes Payable	Mar. 31, 2013 Notes Payable	Dec. 31, 2011 Notes Payable	Mar. 31, 2013 Notes Payable Minimum	Dec. 31, 2012 Notes Payable Minimum	Mar. 31, 2013 Notes Payable Maximum	Dec. 31, 2012 Notes Payable Maximum	Dec. 31, 2012 Secured New Convertible Notes [Member]	Mar. 27, 2013 Convertible Debt [Member]	Mar. 21, 2013 Hillair [Member] Secured Debt [Member]	Mar. 31, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] Securities Purchase Agreement [Member]	Mar. 21, 2013 Hillair [Member] Convertible Debt [Member]	Mar. 31, 2013 Hillair [Member] February 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] May 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2014 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2015 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2016 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] August 1,2017 Securities Purchase Agreement [Member]	Mar. 31, 2013 Hillair [Member] March 21, 2018 Securities Purchase Agreement [Member]	Mar. 31, 2013 Gentry [Member]	Mar. 31, 2013 Warrant [Member] Convertible Debt [Member]
Line of Credit Facility [Line Items]
Senior Secured debt		$ 2,964,157		$ 2,964,157		$ 2,775,441	$ 5,996,889					$ 619,122												$ 2,476,440
Exercise price of warrants										$ 7.47	$ 7.47
Fair value of warrants										1,010,379	1,010,379
Conversion of convertible debentures into common stock shares											620,236
Common Stock Warrants Issued										533,333	533,333
Repayment of Convertible, Senior Secured Term Debt Loan				119,447	4,035	4,474,879	329,393					4,450,000
Senior Secured debt repayment term												15 months	15 months	15 months					24 Months	24 Months	36 Months	36 Months
Convertible, Senior Secured interest rate						6.00%	6.00%					13.50%	13.50%	13.50%
Percentage of earn-out payments received												40.00%					15.00%	15.00%
Repayment of note payable																200,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		533,333		533,333						620,396																186,480
Secured Long-term Debt, Noncurrent																											800,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate																											16.00%
Redeemable Convertible Debentures Value																													200,000	200,000	200,000	50,000	50,000	50,000	50,000
Debt Instrument, Convertible, Conversion Price																											$ 4.29
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.75			0.66		15.00																4.72
Amortization of Senior Term Debt Discount				9,728	0							3,403																									1,244
Unamortized discount						636,678		636,678					0	252,595
Financial Advisor Fees																																				50,000
Weighted average exercise price of warrants per share		$ 4.72		$ 6.84		$ 7.51																														$ 4.72
Investment Owned, at Fair Value																																				66,603
Debt Issuance Cost				227,174
Secured Debt																												800,000
Debt Conversion, Converted Instrument, Amount			4,000,000
Debt Instrument, Convertible, Effective Interest Rate			12.00%										18.50%												16.00%
Long-term Debt, Gross													1,320,643		2,320,980
Proceeds from Issuance or Sale of Equity													10,000,000
Minimum Percentage Of Payment Repaid To Settle Trade Payable													50.00%
Debt Instrument Amortization Net						0	252,595
Debt Instrument, Debt Default, Amount							$ 1,746,000						$ 154,781
Conversion of Stock, Shares Issued	186,480	186,420		200,000																																20,000
Issuance Of Common Stock Description		The maximum number of shares of common stock that may be issued pursuant to: (i) the exercise of Warrants; and (ii) the conversion of principal and interest owing under the Loan, may not exceed 620,396 Common Shares.
Description Of Exchange Of Warrants		Warrants has agreed subject to the closing of the Company's proposed public stock offering, to exchange the Warrants into the greater of (a) 200,000 shares of the Company's common stock, or (B) the Black Scholes value of the warrants (calculated using the Bloomberg OV function) as of the date of the pricing of the Company's proposed public stock offering based upon the per share offering price of the common stock in the Company's proposed public stock offering.
Debt Instrument Percentage Earn Out Payment																							40.00%